BUSINESS COMBINATION AGREEMENT	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION AGREEMENT

Note 2 – Business Combination Agreement

On November 21, 2023, the Company, entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), with Strike Merger Sub I, Inc., a Delaware corporation and direct wholly-owned subsidiary of GPAC II (“First Merger Sub”), Strike Merger Sub II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of GPAC II (“Second Merger Sub”), and Stardust Power Inc., a Delaware corporation (“Stardust Power”).

The Business Combination Agreement and the transactions contemplated thereby to occur at or immediately prior to the Closing (“Transactions”) were approved by the boards of directors of each of GPAC II and Stardust Power.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

The Domestication

Pursuant to the Business Combination Agreement, prior to the consummation of the Mergers (as defined below) contemplated by the Business Combination Agreement (the “Closing”), and subject to the Supermajority Acquiror Shareholder Approval (as defined therein), GPAC II will domesticate as a Delaware corporation (the “Domestication”) in accordance with Section 388 of the Delaware General Corporation Law and Sections 206 to 209 of the Companies Act (As Revised) of the Cayman Islands.

Prior to the Domestication, each Class B Ordinary Share outstanding shall be converted into one (1) Class A Ordinary Share in accordance with the Company’s amended and restated memorandum and articles of association, other than as set forth in the Sponsor Letter Agreement (the “Class B Ordinary Share conversion”). In connection with the Domestication, (i) each Class A Ordinary Share outstanding immediately prior to the effective time of the Domestication and following the Class B Ordinary Share conversion shall be converted into one share of common stock, par value $0.0001 per share of GPAC II (the “GPAC II Common Stock”) and (ii) each then-issued and outstanding whole warrant exercisable for one Class A Ordinary Share will be converted into a warrant exercisable for one share of GPAC II Common Stock at an exercise price of $11.50 per share on the terms and conditions set forth in the Warrant Agreement, dated as of January 11, 2021, by and between GPAC II and Continental Stock Transfer & Trust Company, as warrant agent (as amended or amended and restated from time to time). In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of GPAC II that has not been previously separated into the underlying Class A Ordinary Shares and the underlying GPAC II warrants will be canceled and will entitle the holder thereof to one share of GPAC II Common Stock and one-sixth of one GPAC II warrant.

The Business Combination

The Business Combination Agreement provides for, among other things, the following Transactions: (i) the Domestication, (ii) following the Domestication, First Merger Sub will merge with and into Stardust Power, with Stardust Power as the surviving company in the merger (the “First Merger”) and, (iii) immediately following the First Merger, and as part of the same overall transaction as the First Merger, Stardust Power will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II being the surviving company of the Second Merger (Merger Sub II, in its capacity as the surviving company of the Second Merger, the “Surviving Company”), and as a result of which the Surviving Company will become a wholly-owned subsidiary of GPAC II. At Closing, GPAC II will change its name to “Stardust Power Inc.” and will continue trading on the Nasdaq Capital Market under the new symbols “SDST” and “SDSTW,” respectively, following Closing. At Closing, in connection with the Transactions, GPAC II and certain holders of Stardust Power Common Stock (as defined below) (the “Stardust Power Stockholders”) will enter into a Shareholder Agreement (as defined in the Business Combination Agreement), a Registration Rights Agreement (as defined in the Business Combination Agreement) and a Lock-Up Agreement (as defined in the Business Combination Agreement), each in form and in substance to be agreed, to be effective upon the Closing.

The Business Combination is expected to close in the first half of 2024, following the receipt of the required approval by GPAC II’s shareholders and the fulfillment or waiver of other customary closing conditions.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Business Combination Consideration

In accordance with the terms and subject to the conditions of the Business Combination Agreement, (a) each share of common stock of Stardust Power, par value $0.00001 per share (“Stardust Power Common Stock”) (including Stardust Power Common Stock issued in connection with the Stardust Power SAFE Conversion (as defined in the Business Combination Agreement)), issued and outstanding immediately prior to the First Effective Time (as defined in the Business Combination Agreement) other than any Cancelled Shares (as defined in the Business Combination Agreement) and Dissenting Shares (as defined in the Business Combination Agreement) shall be converted into the right to receive the number of GPAC II Common Stock equal to the Per Share Consideration (as defined in the Business Combination Agreement); (b) each outstanding Stardust Power Option (as defined in the Business Combination Agreement), whether vested or unvested, shall automatically convert into an option to purchase a number of shares of GPAC II Common Stock equal to the number of shares of GPAC II Common Stock subject to such Stardust Power Option immediately prior to the First Effective Time multiplied by the Per Share Consideration at an exercise price per share equal to the exercise price per share of Stardust Power Common Stock divided by the Per Share Consideration, subject to certain adjustments; and (c) each share of Stardust Power Restricted Stock (as defined in the Business Combination Agreement) outstanding immediately prior to the First Effective Time shall convert into a number of shares of GPAC II Common Stock equal to the number of shares of Stardust Power Common Stock subject to such Stardust Power Restricted Stock multiplied by the Per Share Consideration (rounded down to the nearest whole share). The total consideration to be paid at Closing to the selling parties in connection with the Business Combination Agreement will be based on an enterprise value of $450,000,000 (excluding a $50 million earnout, based upon an assumed price of $10 per share, payable upon achievement of certain milestones), subject to certain adjustments as set forth in the Business Combination Agreement, including with respect to certain transaction expenses and the cash and debt of Stardust Power.

Additionally, in the event, prior to the eighth (8th) anniversary of the Closing, the volume-weighted average price of GPAC II Common Stock is greater than or equal to $12.00 per share for a period of 20 trading days in any 30-trading day period or there is a change of control, the Company will issue five million shares of GPAC II Common Stock to the holders of Stardust Power as additional merger consideration. Following the execution and delivery of the Business Combination Agreement, and subject to the approval of the shareholders of GPAC II, GPAC II will adopt a customary incentive equity plan that will provide that the GPAC II Common Stock reserved for issuance thereunder, together with the shares of GPAC II Common Stock reserved with respect to Exchanged Company Options and Exchanged Company Common Restricted Stock under the Stardust Power Equity Incentive Plan, will be set at an amount equal to 10.00% of GPAC II Common Stock outstanding immediately after Closing.

Governance

GPAC II has agreed to take all action within its power as may be necessary or appropriate such that, effective immediately after the Closing, the GPAC II board of directors shall consist of seven directors, which will be divided into three classes, which directors shall include: two directors designated by Stardust Power, one director designated by Sponsor and four directors designated by Stardust Power whom shall meet the standards of independence for companies subject to the rules and regulations of The Nasdaq Stock Market LLC. Additionally, the current Stardust Power management team will move to GPAC II in their current roles and titles.

Representations and Warranties; Covenants

The Business Combination Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including with respect to the operations of GPAC II and Stardust Power. In addition, GPAC II has agreed to adopt an equity incentive plan, as described in the Business Combination Agreement. Stardust Power has agreed to use its commercially reasonable efforts to sell Stardust Power Common Stock in a private placement on terms mutually agreed to by GPAC II and Stardust Power. GPAC II may enter into subscription agreements for securities of GPAC II following the date of the Business Combination Agreement, in an amount not to exceed $150,000,000 in the aggregate.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

GPAC II and Stardust Power have agreed to enter into certain agreements to be effective upon Closing to (i) provide registration rights to certain Stardust Power Stockholders, (ii) restrict the sale or transfer of shares of GPAC II Common Stock held by Sponsor and certain Stardust Power Stockholders for 180 days following Closing, subject to certain exceptions and (iii) to provide certain rights to Sponsor with respect to the Sponsor’s designation of a director to the GPAC II board following Closing.

Conditions to Each Party’s Obligations

The obligation of GPAC II and Stardust Power to consummate the Business Combination is subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the HSR Act, (ii) no governmental authority having enacted any law that makes the Transaction or any part thereof illegal or otherwise prohibited, (iii) the Registration Statement (as defined below) becoming effective, (iv) the approval of GPAC II’s shareholders being obtained and (v) the approval of Stardust Power’s stockholders being obtained.

In addition, the obligation of GPAC II and Merger Subs to consummate the Business Combination is subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of Stardust Power being true and correct to the standards applicable to such representations and warranties and each of the covenants of Stardust Power having been performed or complied with in all material respects, (ii) the other representations and warranties, except for those set forth in (i) above, of Stardust Power being true and correct as of the Closing Date, as though made on and as of the Closing Date except for certain exceptions mentioned in the Business Combination Agreement, (iii) each of the covenants of the Stardust Power to be performed or complied with by it under the Business Combination Agreement as of or prior to the Closing having been performed or complied with in all material respects, (iv) each of the covenants of the Stardust Power to be performed or complied with by it under the Business Combination Agreement as of or prior to the Closing having been performed or complied with in all material respects, (v) Stardust Power having delivered to GPAC II a certificate signed by an authorized officer of Stardust Power, dated the Closing Date (an “Officer’s Certificate”), certifying that, to the knowledge and belief of such officer, the conditions set forth in the three (3) immediately preceding points have been fulfilled, (vi) Stardust Power and the other parties thereto entering into certain amendments to the outstanding SAFE Agreements and being in full force and effect, (vii) since the date of the Business Combination Agreement, there not having occurred any change, effect, event, occurrence, state of facts or development that, in the aggregate, has had or would reasonably be expected to result in a Material Adverse Effect (as defined in the Business Combination Agreement), and (viii) Stardust Power having delivered to GPAC II executed counterparts to all of the Ancillary Agreements (as defined in the Business Combination Agreement) to which Stardust Power, or any stockholder of Stardust Power, is party.

The obligation of Stardust Power to consummate the Business Combination is also subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of GPAC II, First Merger Sub and Second Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of GPAC II having been performed or complied with in all material respects, (ii) each of the pre-Closing or at-Closing covenants of GPAC II shall have been performed or complied with in all material respects, (iii) GPAC II’s delivering an Officer’s Certificate to Stardust Power, (iv) the approval by Nasdaq of GPAC II’s listing application in connection with the Business Combination, (v) the non-occurrence of a Material Adverse Effect, and (vi) GPAC II’s delivery to Stardust Power the executed counterparts of all of the Ancillary Agreements to which GPAC II is a party.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Termination

The Business Combination Agreement may be terminated at any time at or prior to Closing: (i) by mutual written consent of GPAC II and Stardust Power, (ii) by written notice from GPAC II to Stardust Power if the representations and warranties of Stardust Power are not true and correct or if Stardust Power fails to perform any covenant or agreement set forth in the Business Combination Agreement such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within certain specified time periods so long as the breaching party is using its commercially reasonable efforts to cure such breach within such period (the “cure period”), (iii) by written notice from Stardust Power to GPAC II if the representations and warranties of GPAC II are not true and correct or if GPAC II fails to perform any covenant or agreement set forth in the Business Combination Agreement such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within the cure period, (iv) by either GPAC II or Stardust Power if the Business Combination is not consummated by July 14, 2024 (as may be extended under certain conditions), provided that the terminating party’s failure to fulfill any obligation under the Business Combination Agreement was not the primary cause of, or primarily resulted in, the failure of Closing to occur or if the terminating party is in breach of the Business Combination Agreement, which breach could give rise to a right of the other party to terminate the Business Combination Agreement, (v) by either GPAC II or Stardust Power if the consummation of the Mergers is permanently enjoined or prohibited by the terms of a final, non-appealable government order or other law; (vi) by written notice from either GPAC II or Stardust Power if the GPAC II shareholder approval is not obtained at the special meeting of GPAC II (subject to any adjournment or recess of the meeting), (vii) by written notice from GPAC II to Stardust Power if certain Stardust Power stockholder approval has not been obtained within two business days following the date that the Registration Statement is declared effective, and (viii) by Stardust Power if GPAC II is delisted from the Nasdaq Capital Market (and has not been listed on the New York Stock Exchange or another reasonably acceptable national securities exchange or OTC Markets) prior to the consummation of the Transactions. A copy of the Business Combination Agreement is filed with the Current Report on Form 8-K as Exhibit 2.1 filed on November 21, 2023. The Business Combination Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Business Combination Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The representations, warranties and covenants in the Business Combination Agreement are also modified in important part by the underlying disclosure schedules which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. GPAC II does not believe that these schedules contain information that is material to an investment decision.

Company Support Agreements and Sponsor Letter Agreement

Contemporaneously with the execution of the Business Combination Agreement, certain Stardust Power Stockholders entered into a Company Support Agreement (collectively, the “Company Support Agreements”) with GPAC II and Stardust Power, pursuant to which such stockholders have agreed to certain support matters as described in the Company Support Agreement. Further, concurrently with the execution of the Business Combination Agreement, the Sponsor and, for certain limited purposes set forth therein, the executive officers and directors of GPAC II entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”) with GPAC II and Stardust Power, pursuant to which the Sponsor agreed to, among certain things as described in the Sponsor Letter Agreement.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023